Customer and Supplier Concentrations (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Customers and suppliers [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%
Customer One [Member] | Revenue [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	47.50%	53.80%
Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	28.20%	14.50%
Customer Two [Member] | Revenue [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	17.80%	13.00%
Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	20.80%	14.50%
Customer Three [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	19.50%	13.20%
Customer Four [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	9.30%	11.10%
Supplier Concentration Risk [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	2.00%	1.00%
Suppliers One [Member] | Purchase [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	42.50%	58.80%
Suppliers One [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	37.40%	31.10%
Suppliers Two [Member] | Purchase [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	6.80%	10.50%
Suppliers Two [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	21.10%
Accounts Payable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	3.00%
Suppliers Three [Member] | Accounts Payable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk percentage	12.40%